Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2025	2024
Cash payments and expenses related to operating leases	$(638)	$(557)
Operating lease right-of-use assets and liabilities, net	(1,137)	(226)

Supplemental balance sheet information related to operating leases were as follows:

	December 31,	December 31,
	2025	2024
Operating lease right-of-use assets	$893	$1,782
Current maturities of operating leases	$679	$551
Long-term operating lease liabilities	$1,351	$1,457
Weighted average remaining lease term (in years)	3.84	4.73
Weighted average discount rate	9.5%	9.5%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of December 31, 2025, were as follows:
2026	$679
2027	599
2028 and after	1,098
Total lease payments	2,376

Less imputed interest	346
Total lease liabilities	$2,030